Total operating costs - Significant Cost Items by Nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis Of Income And Expense [Line Items]
Employee benefits	€ 2,623	€ 2,624	€ 2,433
Acquisition-related costs	6	14
Restructuring charges including accelerated depreciation	105	264	94
Impairment losses		189
Total selling and distribution expenses	3,349	3,345	3,178
Total administrative expenses	1,402	1,734	1,310
Total operating expenses	4,751	5,079	4,488
Selling and distribution expenses
Analysis Of Income And Expense [Line Items]
Transportation costs	1,032	1,023	958
Employee benefits	1,164	1,189	1,116
Depreciation of property, plant and equipment, excluding restructuring	262	252	236
Amortisation of intangible assets	1	1	6
Restructuring charges including accelerated depreciation	1	2	0
Impairment losses	0	6	0
Other selling and distribution expenses	889	872	862
Administrative expenses
Analysis Of Income And Expense [Line Items]
Transportation costs	4	4	3
Employee benefits	631	615	608
Depreciation of property, plant and equipment, excluding restructuring	88	86	93
Amortisation of intangible assets	151	179	130
Acquisition-related costs	6	14	12
Restructuring charges including accelerated depreciation	96	252	85
Impairment losses	0	129	0
Other selling and distribution expenses	€ 426	€ 455	€ 379